BASIS OF CONSOLIDATION AND INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ 267,498	R$ 205,662
Eliminations to cost of sale	(80,006)	(62,982)
Eliminations to taxes	27,202	21,414
Equity in results	237,917	182,504
Amortizated At Fair Value Investment In M R S [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(37,633)	(11,747)
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	325,800	260,622
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(29,307)	(45,870)
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	4,702	3,265
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	3,936	(608)
Other Investment [Member]
IfrsStatementLineItems [Line Items]
Equity in result of affiliated companies other	R$ 23,223	R$ 18,410